Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 0.5%
Cabot Microelectronics Corp. (a)                                       600             $ 36,210
                                                                                    ------------

Apparel & Other Finished Products Of Fabrics & Similar Material - 0.5%
Gymboree Corp. (a)                                                   1,600               32,480
                                                                                    ------------

Biological Products (No Diagnostic Substances) - 6.4%
Abgenix, Inc. (a)                                                    4,100               38,007
Amgen, Inc.  (a)                                                       700               33,040
Biogen, Inc. (a)                                                       800               35,320
Charles River Laboratories International, Inc. (a)                     700               25,585
Enzon, Inc. (a)                                                      1,600               29,568
Genzyme Corp. (a)                                                    1,000               32,800
Gilead Sciences, Inc. (a)                                              800               31,584
IDEC Pharmaceuticals Corp.  (a)                                        700               23,128
Invitrogen Corp. (a)                                                 1,000               28,010
Medimmune, Inc. (a)                                                  1,100               29,062
Neurocrine Biosciences, Inc. (a)                                       600               27,648
NPS Pharmaceuticals (a)                                              1,100               32,516
Qiagen N.V. (a)                                                      4,900               31,850
Trimeris, Inc. (a)                                                     600               28,830
                                                                                    ------------
                                                                                    ------------
                                                                                        426,948
                                                                                    ------------

Blank Checks - 0.5%
Federated Investors, Inc.                                            1,200               32,460
                                                                                    ------------

Carpets & Rugs - 0.5%
Mohawk Industries, Inc. (a)                                            500               30,805
                                                                                    ------------

Communication Services - 1.0%
American Tower Corp. (a)                                            11,400               45,144
Metro One Telecommunications, Inc. (a)                               3,100               18,910
                                                                                    ------------
                                                                                    ------------
                                                                                         64,054
                                                                                    ------------

Computer Communication Equipment - 0.5%
Echelon Corp. (a)                                                    2,400               34,944
                                                                                    ------------

Computer Peripheral Equipment - 0.8%
Avocent Corp. (a)                                                    1,600               37,680
Rainbow Technologies, Inc. (a)                                       2,000               16,960
                                                                                    ------------
                                                                                    ------------
                                                                                         54,640
                                                                                    ------------

Computer Services & Software - 1.0%
Digital Insight Corp. (a)                                            3,500               35,910
Earthlink Network, Inc. (a)                                          4,900               30,478
                                                                                    ------------
                                                                                    ------------
                                                                                         66,388
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Computer Storage Devices - 2.5%
Imation Corp. (a)                                                      800               32,928
Network Appliance, Inc. (a)                                          2,400               33,360
Sandisk Corp. (a)                                                    1,200               33,300
Storage Technology Corp. (a)                                         1,500               33,135
Western Digital Corp. (a)                                            4,100               34,645
                                                                                    ------------
                                                                                    ------------
                                                                                        167,368
                                                                                    ------------

Electric & Other Services Combined - 0.5%
Citizens Utilities Co. (a)                                           3,500               34,510
                                                                                    ------------

Electronic Components & Accessories - 0.2%
Hutchinson Technology, Inc. (a)                                        600               16,290
                                                                                    ------------

Electronic Computers - 0.3%
Concurrent Computer Corp (a)                                         6,200               20,026
                                                                                    ------------

Federal & Federally - Sponsored Credit Agencies - 0.9%
Fannie Mae                                                             500               31,525
Freddie Mac                                                            500               28,820
                                                                                    ------------
                                                                                    ------------
                                                                                         60,345
                                                                                    ------------

Footwear, (No Rubber) - 0.2%
Steve Madden Limited (a)                                               900               15,975
                                                                                    ------------

Gen Building Contractors - Residential Buildings - 0.5%
Lennar Corp.                                                           600               31,812
                                                                                    ------------

Household Furniture - 1.0%
La-Z Boy, Inc. (a)                                                   1,300               32,695
Natuzzi S P A (a)                                                    2,900               31,117
                                                                                    ------------
                                                                                    ------------
                                                                                         63,812
                                                                                    ------------

In Vitro & In Vivo Diagnostic Substances - 1.8%
Biosite Diagnostics, Inc. (a)                                          500               14,260
Human Genome Sciences, Inc. (a)                                      3,600               38,052
IDEXX Laboratories, Inc.  (a)                                          900               28,179
OSI Pharmaceuticals, Inc. (a)                                        1,900               41,021
                                                                                    ------------
                                                                                    ------------
                                                                                        121,512
                                                                                    ------------

Industrial Instruments for Measurement, Display, and Control - 0.2%
Rudolph Technologies, Inc. (a)                                         800               15,848
                                                                                    ------------

Investment Advice - 0.5%
Affiliated Managers Group (a)                                          600               32,706
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Laboratory Analytical Instruments - 1.7%
Applera Corp. (a)                                                    3,200               36,064
Bio-Rad Laboratories, Inc. (a)                                         700               27,650
Bruker Daltronics, Inc. (a)                                          2,900               16,472
Chromavision Medical Systems, Inc. (a)                              11,100               17,205
FEI Company (a)                                                      1,000               18,650
                                                                                    ------------
                                                                                    ------------
                                                                                        116,041
                                                                                    ------------

Leather & Leather Products - 0.5%
Coach, Inc. (a)                                                      1,000               34,020
                                                                                    ------------

Measuring & Controlling Devices - 0.3%
Aclara Biosciences Inc. (a)                                          8,100               19,035
                                                                                    ------------

Mortgage Bankers & Loan Correspondents - 1.4%
Countrywide Financial Corp                                             600               29,580
Doral Financial Corp. (a)                                            1,200               32,340
E-Loan, Inc. (a)                                                     9,300               17,577
New Century Financial Corp.                                            800               14,928
                                                                                    ------------
                                                                                    ------------
                                                                                         94,425
                                                                                    ------------

Motor Vehicle Parts & Accessories - 0.5%
Autoliv, Inc.                                                        1,600               35,296
                                                                                    ------------

National Commercial Banks - 1.1%
MBNA Corp.                                                           1,500               32,010
Providian Financial Corp. (a)                                        6,300               38,304
                                                                                    ------------
                                                                                    ------------
                                                                                         70,314
                                                                                    ------------

Operative Builders - 3.3%
Beazer Homes U.S.A., Inc. (a)                                          500               31,885
Centex Corp.                                                           700               35,231
D.R. Horton, Inc.                                                    1,700               32,487
Hovnanian Enterprises, Inc. (a)                                        900               30,060
KB Home                                                                700               31,283
Pulte Homes Corp.                                                      700               32,858
Ryland Group, Inc.                                                     800               30,016
                                                                                    ------------
                                                                                    ------------
                                                                                        223,820
                                                                                    ------------

Operators of Apartment Buildings - 0.5%
LNR Property Corp.                                                     900               32,760
                                                                                    ------------

Ophthalmic Goods - 0.5%
Oakley, Inc. (a)                                                     2,400               32,520
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Personal Credit Institutions - 2.2%
Capital One Financial Corp. (a)                                      1,000               33,800
Compucredit Corp (a)                                                 2,500               17,725
Household International, Inc.                                        1,100               31,570
SLM Corp.  (a)                                                         300               29,319
WFS Financial, Inc. (a)                                              1,600               33,712
                                                                                    ------------
                                                                                    ------------
                                                                                        146,126
                                                                                    ------------

Pharmaceutical Preparations - 6.4%
Barr Laboratories, Inc. (a)                                            500               33,015
Biovail Corp. (a)                                                    1,000               33,130
Cephalon, Inc. (a)                                                     600               32,712
Chiron, Corp. (a)                                                    1,400               56,294
Cubist Pharmaceuticals, Inc. (a)                                     1,800               21,348
Endo Pharmaceuticals Holdings, Inc. (a)                              4,400               37,576
Forest Labs, Inc. (a)                                                  300               32,199
Icos Corp. (a)                                                       1,200               38,088
King Pharmaceuticals, Inc. (a)                                       1,900               36,062
Ligand Pharmaceuticals, Inc. (a)                                     2,200               11,242
Merck & Co., Inc.                                                      600               35,646
SICOR, Inc. (a)                                                      1,800               28,386
Vertex Pharmaceuticals, Inc. (a)                                     1,700               31,586
                                                                                    ------------
                                                                                    ------------
                                                                                        427,284
                                                                                    ------------

Photographic Equipment & Supplies - 0.1%
Concord Camera Corp. (a)                                             1,221                7,363
                                                                                    ------------

Printed Circuit Boards - 1.2%
Flextronics International Ltd. (a)                                   3,900               42,939
Jabil Circuit, Inc. (a)                                              1,600               34,320
                                                                                    ------------
                                                                                    ------------
                                                                                         77,259
                                                                                    ------------

Radio & Tv Broadcasting & Communications Equipment - 2.3%
California Amplifier, Inc. (a)                                       4,000               22,480
Itron, Inc.  (a)                                                       700               17,710
QUALCOMM, Inc.  (a)                                                  1,800               74,340
Seachange International, Inc. (a)                                    2,500               18,598
Viasat, Inc. (a)                                                     1,900               22,610
                                                                                    ------------
                                                                                    ------------
                                                                                        155,738
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Radiotelephone Communications - 4.2%
AT&T Wireless Services, Inc. (a)                                     9,000               67,950
Lightbridge, Inc. (a)                                                2,300               16,169
NEXTEL Communications, Inc. - Class A (a)                            5,550               76,035
NEXTEL Partners, Inc. (a)                                            4,300               28,380
Partner Communications Company Limited (a)                           7,400               29,452
United States Cellular Corp. (a)                                     2,200               64,900
                                                                                    ------------
                                                                                    ------------
                                                                                        282,886
                                                                                    ------------

Retail - Apparel & Accessory Stores - 1.0%
Claire's Stores Inc.                                                 1,200               31,152
Hot Topic, Inc. (a)                                                  1,400               33,865
                                                                                    ------------
                                                                                    ------------
                                                                                         65,017
                                                                                    ------------

Retail - Auto & Home Supply Stores - 1.4%
Advance Auto Parts, Inc. (a)                                           600               30,930
AutoZone, Inc. (a)                                                     400               32,680
PEP Boys - Manny Moe & Jack                                          2,900               31,900
                                                                                    ------------
                                                                                    ------------
                                                                                         95,510
                                                                                    ------------

Retail - Auto Dealers & Gasoline Stations - 1.8%
Carmax, Inc. (a)                                                     1,600               31,520
Group 1 Automotive, Inc. (a)                                         1,500               35,625
United Auto Group, Inc. (a)                                          2,500               33,775
West Marine, Inc. (a)                                                1,100               17,600
                                                                                    ------------
                                                                                    ------------
                                                                                        118,520
                                                                                    ------------

Retail - Catalog & Mail - Order Houses - 0.8%
Amazon.com, Inc. (a)                                                 1,500               35,025
Insight Enterprises, Inc. (a)                                        1,900               19,038
                                                                                    ------------
                                                                                    ------------
                                                                                         54,063
                                                                                    ------------

Retail - Family Clothing Stores - 1.0%
Abercrombie & Fitch Co. - Class A (a)                                1,300               32,331
Goodys Family Clothing, Inc. (a)                                     4,200               18,358
Urban Outfitters, Inc. (a)                                             600               15,846
                                                                                    ------------
                                                                                    ------------
                                                                                         66,535
                                                                                    ------------

Retail - Jewelry Stores - 0.5%
Zale Corp. (a)                                                       1,000               35,700
                                                                                    ------------

Retail - Miscellaneous Shopping Goods Stores - 0.7%
Galyans Trading Company, Inc. (a)                                    1,200               16,212
Gart Sports Company (a)                                                700               18,444
Sharper Image Corp. (a)                                                700               13,153
                                                                                    ------------
                                                                                    ------------
                                                                                         47,809
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value


Retail - Radio TV & Consumer Electronics Stores - 0.3%
Ultimate Electronics, Inc. (a)                                         900               17,280
                                                                                    ------------

Retail - Retail Stores - 0.4%
PETsMART, Inc. (a)                                                   1,600               29,520
                                                                                    ------------

Retail - Shoe Stores - 0.3%
Footstar, Inc. (a)                                                   3,300               20,856
                                                                                    ------------

Retail - Variety Stores - 0.2%
Shopko Stores, Inc. (a)                                              1,000               14,250
                                                                                    ------------

Retail - Women's Clothing Stores - 1.6%
Charlotte Russe Holdings, Inc. (a)                                   1,300               17,264
Chico's Fashions, Inc. (a)                                           1,500               33,720
Christopher & Banks, Inc. (a)                                        1,300               35,425
The Wet Seal, Inc. (a)                                               1,500               17,310
                                                                                    ------------
                                                                                    ------------
                                                                                        103,719
                                                                                    ------------

Security Brokers, Dealers & Flotation Companies - 1.5%
Edwards A.G., Inc.                                                     900               32,508
E*Trade Group, Inc. (a)                                              6,200               35,216
SEI Corp.                                                            1,100               35,101
                                                                                    ------------
                                                                                    ------------
                                                                                        102,825
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Semiconductors & Related Devices - 11.5%
Actel Corp. (a)                                                        800               15,384
Altera Corp. (a)                                                     2,400               34,872
Chartered Semiconductor Manufacturing Ltd. ADR (a)                   6,300               40,572
ESS Technology, Inc. (a)                                             2,100               18,270
Genesis Microchip, Inc. (a)                                          1,700               33,830
Globespanvirata, Inc. (a)                                            7,100               30,743
Intersil Holding Corp. (a)                                           1,900               32,851
Lattice Semiconductor Corp. (a)                                      3,600               36,000
Marvell Technology Group Ltd. (a)                                    3,900               88,296
Maxim Integrated Products, Inc.                                        800               33,664
Microchip Technology, Inc. (a)                                       1,200               34,512
Nvidia Corp. (a)                                                     3,200               54,816
O2Micro International Limited (a)                                    1,300               17,160
Omnivision Technologies, Inc. (a)                                    1,000               17,889
Pixelworks, Inc. (a)                                                 2,200               20,548
Qlogic Corp. (a)                                                     1,300               56,563
RF Micro Devices, Inc.  (a)                                          3,500               42,665
Semtech Corp. (a)                                                    2,100               31,668
Silicon Laboratories, Inc. (a)                                       2,700               78,975
Triquint Semiconductor, Inc. (a)                                     4,600               28,244
Zoran Corp. (a)                                                      1,000               21,530
                                                                                    ------------
                                                                                    ------------
                                                                                        769,052
                                                                                    ------------

Services - Amusement & Recreation Services - 0.3%
Multimedia Games, Inc. (a)                                             700               17,556
                                                                                    ------------

Services - Business Services - 2.8%
Asiainfo Holdings Inc. (a)                                           4,300               34,271
eSpeed, Inc. - Class A (a)                                           2,300               34,615
Intrado, Inc. (a)                                                    1,500               18,210
Overture Services, Inc. (a)                                          1,000               27,260
Vicinity Corp. (a)                                                   4,900               16,219
WeBex Communications, Inc.  (a)                                      1,800               35,028
Websense, Inc. (a)                                                     700               18,725
                                                                                    ------------
                                                                                    ------------
                                                                                        184,328
                                                                                    ------------

Services - Commercial Physical & Biological Research - 1.1%
Affymetrix, Inc. (a)                                                 1,300               35,230
Curagen Corp. (a)                                                    3,600               19,224
SFBC International, Inc. (a)                                         1,100               16,005
                                                                                    ------------
                                                                                    ------------
                                                                                         70,459
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Services - Computer Integrated Systems Design - 1.0%
Cerner Corp. (a)                                                       800               26,440
Commerce One, Inc. (a)                                               4,200               22,974
Packeteer, Inc. (a)                                                  2,300               18,630
                                                                                    ------------
                                                                                    ------------
                                                                                         68,044
                                                                                    ------------

Services - Computer Intergrated Systems Design - 0.6%
Tibco Software, Inc. (a)                                             5,400               39,695
                                                                                    ------------

Services - Computer Processing & Data Preparation - 1.1%
Affiliated Computer Services, Inc. - Class A (a)                       700               35,000
Carreker-Antinori, Inc. (a)                                          3,200               20,032
Trizetto Group, Inc. (a)                                             2,700               17,307
                                                                                    ------------
                                                                                    ------------
                                                                                         72,339
                                                                                    ------------

Services - Computer Programming Services - 1.3%
EPIQ Systems, Inc.  (a)                                                900               13,554
Fargo Electronics, Inc. (a)                                          1,600               18,834
VeriSign, Inc. (a)                                                   5,400               56,754
                                                                                    ------------
                                                                                    ------------
                                                                                         89,142
                                                                                    ------------

Services - Computer Programming Servies - 0.4%
Cognizant Technology Solutions Corp. (a)                               400               28,556
                                                                                    ------------

Services - Computer Programming, Data Processing, Etc. - 0.6%
United Online, Inc. (a)                                              2,400               38,232
                                                                                    ------------

Services - Equipment Rental & Leasing - 0.5%
Rent-A-Center, Inc. (a)                                                700               34,782
                                                                                    ------------

Services - Miscellaneous Business Services - 0.4%
Wireless Facilities, Inc. (a)                                        3,300               23,562
                                                                                    ------------

Services - Motion Picture & Video Tape Production - 0.2%
CNET Networks, Inc. (a)                                              5,200               15,808
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Services - Prepackaged Software - 10.3%
Actuate Corp. (a)                                                    6,900               17,319
Art Technology Group Inc. (a)                                        9,800               17,042
BEA Systems, Inc. (a)                                                4,600               50,830
Brocade Communications Systems, Inc. (a)                             9,000               51,210
Cadence Design Systems, Inc. (a)                                     2,500               36,050
Compuware Corp. (a)                                                  8,600               46,956
Dendrite International, Inc. (a)                                     2,400               14,136
Hyperion Solutions Corp. (a)                                         1,100               30,657
Informatica Corp. (a)                                                4,800               33,120
Intuit, Inc. (a)                                                       600               32,364
Macromedia, Inc. (a)                                                 2,600               31,850
Mapinfo Corp. (a)                                                    1,400                9,730
Mercury Interactive Corp. (a)                                        1,000               33,480
Nassda Corp. (a)                                                     1,200               15,732
Netiq Corp. (a)                                                      1,000               17,350
Numerical Technologies, Inc. (a)                                     3,800               17,100
Onyx Software Corp. (a)                                              8,400               18,060
Openwave Systems, Inc. (a)                                           8,100               24,381
Precise Software Solutions Ltd. (a)                                  1,200               15,840
Rational Software Corp. (a)                                          3,400               31,382
Serena Software, Inc. (a)                                            1,800               32,706
Take-Two Interactive Software, Inc. (a)                              1,200               35,916
THQ, Inc. (a)                                                        1,300               23,231
Transaction Systems Architects, Inc. (a)                             2,100               15,120
Tripos, Inc. (a)                                                     1,800               16,110
Vignette Corp. (a)                                                  14,400               23,616
                                                                                    ------------
                                                                                    ------------
                                                                                        691,288
                                                                                    ------------

Services - Video Tape Rental - 1.0%
Hollywood Entertainment Corp. (a)                                    1,700               31,943
Movie Gallery, Inc. (a)                                              1,900               32,604
                                                                                    ------------
                                                                                    ------------
                                                                                         64,547
                                                                                    ------------

Surety Insurance - 0.6%
Ambac Financial Group, Inc.                                            600               37,506
                                                                                    ------------

Telephone & Telegraph Apparatus - 1.9%
Adtran Inc. (a)                                                      2,500               83,000
Inet Technologies, Inc. (a)                                          2,700               13,419
Inter-Tel, Inc.                                                      1,100               27,621
                                                                                    ------------
                                                                                    ------------
                                                                                        124,040
                                                                                    ------------

Paragon Dynamic Fortress Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.8%                                            Shares                Value

Telephone Communications (No Radiotelephone) - 3.7%
Allegiance Telecom, Inc. (a)                                        18,800               28,200
Centurytel, Inc. (a)                                                 1,000               30,880
Commonwealth Telephone Enterprises, Inc. (a)                           800               30,688
ITXC Corp. (a)                                                       6,100               17,629
Sprint Corp.                                                         4,700               68,526
Sprint PCS Group (a)                                                 9,600               55,296
Tele Centro Oeste Celular Participacoes                              4,900               18,865
                                                                                    ------------
                                                                                    ------------
                                                                                        250,084
                                                                                    ------------

Wholesale - Computers & Peripheral Equipment & Software - 0.3%
Digital River, Inc. (a)                                              1,200               17,328
                                                                                    ------------

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.8%
First Horizon Pharmaceutical Corp. (a)                               4,200               25,578
Syncor International, Inc. (a)                                       1,200               30,372
                                                                                    ------------
                                                                                    ------------
                                                                                         55,950
                                                                                    ------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.2%
Axcan Pharma Inc. (a)                                                1,300               14,300
                                                                                    ------------

Wood Household Furniture, (No Upholstered) - 0.2%
Stanley Furniture Company, Inc. (a)                                    600               15,204
                                                                                    ------------

TOTAL COMMON STOCKS (Cost $5,875,346)                                                 6,607,426
                                                                                    ------------

Money Market Securities - 1.6%
Huntington Money Market Fund, Class A, 0.51%, (Cost $106,026) (b)  106,026              106,026
                                                                                    ------------

TOTAL INVESTMENTS (Cost $5,981,372) - 100.4%                                         $6,713,452
                                                                                    ------------

Liabilities in excess of cash and other assets - (0.4%)                                 (25,518)
                                                                                    ------------

TOTAL NET ASSETS - 100.0%                                                            $6,687,934
                                                                                    ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 0.8%
Cabot Microelectronics Corp. (a)                                       800            $ 48,280
                                                                                   ------------

Biological Products (No Diagnostic Substances) - 10.5%
Abgenix, Inc. (a)                                                    3,500              32,445
Amgen, Inc.  (a)                                                     1,600              75,520
Biogen, Inc. (a)                                                       700              30,905
Charles River Laboratories International, Inc. (a)                     700              25,585
Enzon, Inc. (a)                                                      1,300              24,024
Genzyme Corp. (a)                                                      900              29,520
Gilead Sciences, Inc. (a)                                              700              27,636
IDEC Pharmaceuticals Corp.  (a)                                      1,900              62,776
ImClone Systems, Inc. (a)                                            4,500              61,785
Invitrogen Corp. (a)                                                   900              25,209
Medimmune, Inc. (a)                                                  2,100              55,482
Neurocrine Biosciences, Inc. (a)                                       600              27,648
NPS Pharmaceuticals (a)                                              1,000              29,560
Protein Design Labs, Inc. (a)                                        5,900              53,867
Qiagen N.V. (a)                                                      4,100              26,650
Trimeris, Inc. (a)                                                     500              24,025
                                                                                   ------------
                                                                                   ------------
                                                                                       612,637
                                                                                   ------------

Communication Services - 0.9%
American Tower Corp. (a)                                             9,100              36,036
Metro One Telecommunications, Inc. (a)                               2,800              17,080
                                                                                   ------------
                                                                                   ------------
                                                                                        53,116
                                                                                   ------------

Communications Equipment - 0.2%
VYYO, Inc. (a)                                                       5,300              14,103
                                                                                   ------------

Computer Communication Equipment - 2.3%
Adaptec, Inc. (a)                                                    4,700              31,678
Echelon Corp. (a)                                                    2,000              29,120
Juniper Networks, Inc. (a)                                           7,900              76,393
                                                                                   ------------
                                                                                   ------------
                                                                                       137,191
                                                                                   ------------

Computer Peripheral Equipment - 1.3%
Avocent Corp. (a)                                                    1,400              32,970
Rainbow Technologies, Inc. (a)                                       1,600              13,568
SCM Microsystems, Inc. (a)                                           4,700              28,341
                                                                                   ------------
                                                                                   ------------
                                                                                        74,879
                                                                                   ------------

Computer Services & Software - 0.3%
Digital Insight Corp. (a)                                            1,400              14,364
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Computer Storage Devices - 3.6%
Imation Corp. (a)                                                      600              24,696
Network Appliance, Inc. (a)                                          6,800              94,520
Sandisk Corp. (a)                                                    1,100              30,525
Storage Technology Corp. (a)                                         1,300              28,717
Western Digital Corp. (a)                                            3,500              29,575
                                                                                   ------------
                                                                                   ------------
                                                                                       208,033
                                                                                   ------------

Electronic Components & Accessories - 0.5%
Hutchinson Technology, Inc. (a)                                      1,100              29,865
                                                                                   ------------

Electronic Computers - 0.3%
Concurrent Computer Corp (a)                                         4,900              15,827
                                                                                   ------------

Functions Related to Depository Banking - 1.0%
Concord EFS, Inc. (a)                                                3,900              58,500
                                                                                   ------------

In Vitro & In Vivo Diagnostic Substances - 3.0%
Biosite Diagnostics, Inc. (a)                                          800              22,816
Human Genome Sciences, Inc. (a)                                      9,000              95,130
IDEXX Laboratories, Inc.  (a)                                          800              25,048
OSI Pharmaceuticals, Inc. (a)                                        1,500              32,385
                                                                                   ------------
                                                                                   ------------
                                                                                       175,379
                                                                                   ------------

Industrial Instruments for Measurement, Display, and Control - 0.2%
Rudolph Technologies, Inc. (a)                                         700              13,867
                                                                                   ------------

Laboratory Analytical Instruments - 1.5%
Applera Corp. (a)                                                    2,700              30,429
Bio-Rad Laboratories, Inc. (a)                                         600              23,700
Bruker Daltronics, Inc. (a)                                          2,500              14,200
FEI Company (a)                                                        900              16,785
                                                                                   ------------
                                                                                   ------------
                                                                                        85,114
                                                                                   ------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.9%
Biomet, Inc.                                                         1,800              49,500
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Pharmaceutical Preparations - 6.1%
Andrx Corp. (a)                                                      3,600              52,200
Barr Laboratories, Inc. (a)                                            400              26,412
Biovail Corp. (a)                                                      800              26,504
Cephalon, Inc. (a)                                                     500              27,260
Chiron, Corp. (a)                                                      600              24,126
Cubist Pharmaceuticals, Inc. (a)                                     1,600              18,976
Endo Pharmaceuticals Holdings, Inc. (a)                              3,800              32,452
Forest Labs, Inc. (a)                                                  300              32,199
Icos Corp. (a)                                                       1,000              31,740
Immunogen, Inc.  (a)                                                 3,900              15,366
King Pharmaceuticals, Inc. (a)                                       1,600              30,368
Ligand Pharmaceuticals, Inc. (a)                                     1,900               9,709
Merck & Co., Inc.                                                      500              29,705
                                                                                   ------------
                                                                                   ------------
                                                                                       357,017
                                                                                   ------------

Photographic Equipment & Supplies - 0.3%
Concord Camera Corp. (a)                                             2,400              14,472
                                                                                   ------------

Printed Circuit Boards - 1.1%
Flextronics International Ltd. (a)                                   3,100              34,131
Jabil Circuit, Inc. (a)                                              1,400              30,030
                                                                                   ------------
                                                                                   ------------
                                                                                        64,161
                                                                                   ------------

Radio & Tv Broadcasting & Communications Equipment - 2.5%
California Amplifier, Inc. (a)                                       3,300              18,546
Itron, Inc.  (a)                                                       600              15,180
QUALCOMM, Inc.  (a)                                                  1,500              61,950
Seachange International, Inc. (a)                                    2,100              15,622
Viasat, Inc. (a)                                                     3,000              35,700
                                                                                   ------------
                                                                                   ------------
                                                                                       146,998
                                                                                   ------------

Radiotelephone Communications - 4.6%
AT&T Wireless Services, Inc. (a)                                     8,100              61,155
Lightbridge, Inc. (a)                                                1,900              13,357
Mobile Telesystems OJSC (a)                                            800              31,160
NEXTEL Communications, Inc. - Class A (a)                            4,300              58,910
NEXTEL Partners, Inc. (a)                                            3,400              22,440
Partner Communications Company Limited (a)                           6,600              26,268
United States Cellular Corp. (a)                                     1,900              56,050
                                                                                   ------------
                                                                                   ------------
                                                                                       269,340
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Semiconductors & Related Devices - 22.3%
Actel Corp. (a)                                                        700              13,461
Altera Corp. (a)                                                     6,500              94,445
Analog Devices, Inc. (a)                                             1,000              30,690
Applied Micro Circuits Corp. (a)                                    12,700              58,293
Broadcom Corp. - Class A (a)                                         2,200              43,010
Chartered Semiconductor Manufacturing Ltd. ADR (a)                   5,400              34,776
Genesis Microchip, Inc. (a)                                          1,500              29,850
Globespanvirata, Inc. (a)                                            5,700              24,681
Integrated Device Technology, Inc. (a)                               5,200              55,900
Intersil Holding Corp. (a)                                           3,000              51,870
JDS Uniphase Corp. (a)                                              20,000              68,000
Lattice Semiconductor Corp. (a)                                      3,100              31,000
Linear Technology Corp.                                              2,000              66,460
Marvell Technology Group Ltd. (a)                                    3,400              76,976
Maxim Integrated Products, Inc.                                      1,400              58,912
Microchip Technology, Inc.                                             900              25,884
Nvidia Corp. (a)                                                     6,500             111,345
O2Micro International Limited (a)                                    1,100              14,520
Omnivision Technologies, Inc. (a)                                      900              16,100
Pixelworks, Inc. (a)                                                 1,800              16,812
PMC Sierra, Inc. (a)                                                 9,400              77,080
Qlogic Corp. (a)                                                     1,800              78,318
RF Micro Devices, Inc.  (a)                                          5,600              68,264
Semtech Corp. (a)                                                    3,400              51,272
Silicon Laboratories, Inc. (a)                                       2,400              70,200
Zoran Corp. (a)                                                      1,700              36,601
                                                                                   ------------
                                                                                   ------------
                                                                                     1,304,720
                                                                                   ------------

Services - Amusement & Recreation Services - 0.5%
Multimedia Games, Inc. (a)                                           1,200              30,096
                                                                                   ------------

Services - Business Services - 3.0%
Asiainfo Holdings Inc. (a)                                           3,400              27,098
Intrado, Inc. (a)                                                    1,200              14,568
Overture Services, Inc. (a)                                          2,300              62,698
Vicinity Corp. (a)                                                   4,300              14,233
WeBex Communications, Inc.  (a)                                      1,600              31,136
Websense, Inc. (a)                                                     900              24,075
                                                                                   ------------
                                                                                   ------------
                                                                                       173,808
                                                                                   ------------

Services - Commercial Physical & Biological Research - 0.7%
Affymetrix, Inc. (a)                                                 1,000              27,100
SFBC International, Inc. (a)                                         1,000              14,550
                                                                                   ------------
                                                                                   ------------
                                                                                        41,650
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Services - Computer Integrated Systems Design - 1.2%
Cerner Corp. (a)                                                     1,500              49,575
Commerce One, Inc. (a)                                               3,500              19,145
                                                                                   ------------
                                                                                   ------------
                                                                                        68,720
                                                                                   ------------

Services - Computer Intergrated Systems Design - 0.6%
Tibco Software, Inc. (a)                                             4,600              33,815
                                                                                   ------------

Services - Computer Processing & Data Preparation - 1.1%
Affiliated Computer Services, Inc. - Class A (a)                       600              30,000
Carreker-Antinori, Inc. (a)                                          2,800              17,528
Trizetto Group, Inc. (a)                                             2,300              14,743
                                                                                   ------------
                                                                                   ------------
                                                                                        62,271
                                                                                   ------------

Services - Computer Programming Services - 2.3%
EPIQ Systems, Inc.  (a)                                              1,800              27,108
Fargo Electronics, Inc. (a)                                          2,600              30,605
VeriSign, Inc. (a)                                                   7,100              74,621
                                                                                   ------------
                                                                                   ------------
                                                                                       132,334
                                                                                   ------------

Services - Computer Programming Servies - 1.0%
Cognizant Technology Solutions Corp. (a)                               800              57,112
                                                                                   ------------

Services - Computer Programming, Data Processing, Etc. - 1.0%
United Online, Inc. (a)                                              3,600              57,348
                                                                                   ------------

Services - Management Consulting Services - 0%
MarchFirst, Inc. (a)                                                97,200                  19
                                                                                   ------------

Services - Miscellaneous Business Services - 1.0%
Wireless Facilities, Inc. (a)                                        8,500              60,690
                                                                                   ------------

Services - Motion Picture & Video Tape Production - 0.2%
CNET Networks, Inc. (a)                                              4,500              13,680
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Services - Prepackaged Software - 15.2%
Actuate Corp. (a)                                                    5,700              14,307
Art Technology Group Inc. (a)                                        8,400              14,608
BEA Systems, Inc. (a)                                                3,600              39,780
Brocade Communications Systems, Inc. (a)                            17,300              98,437
Cadence Design Systems, Inc. (a)                                     2,100              30,282
Captaris, Inc. (a)                                                   5,800              13,688
Check Point Software Technologies Ltd. (a)                           3,500              59,675
Compuware Corp. (a)                                                  7,000              38,220
Dendrite International, Inc. (a)                                     2,000              11,780
HPL Technologies, Inc. (a)                                           7,200                 432
Hyperion Solutions Corp. (a)                                         1,000              27,870
Informatica Corp. (a)                                                4,100              28,290
Intuit, Inc. (a)                                                       500              26,970
JD Edwards & Company (a)                                             2,100              29,671
Macromedia, Inc. (a)                                                 2,500              30,625
Mapinfo Corp. (a)                                                    2,000              13,900
Mercury Interactive Corp. (a)                                          800              26,784
Netiq Corp. (a)                                                      3,400              58,990
NetManage, Inc. (a)                                                 18,400              52,974
Numerical Technologies, Inc. (a)                                     3,300              14,850
Onyx Software Corp. (a)                                              7,000              15,050
Openwave Systems, Inc. (a)                                           6,900              20,769
Precise Software Solutions Ltd. (a)                                  1,000              13,200
Rational Software Corp. (a)                                          2,900              26,767
Serena Software, Inc. (a)                                            1,600              29,072
Siebel Systems, Inc. (a)                                             6,800              57,868
Take-Two Interactive Software, Inc. (a)                              1,000              29,930
THQ, Inc. (a)                                                        1,900              33,953
Transaction Systems Architects, Inc. (a)                             1,800              12,960
Tripos, Inc. (a)                                                     1,500              13,425
                                                                                   ------------
                                                                                   ------------
                                                                                       885,127
                                                                                   ------------

Services - Specialty Outpatient Facilities - 0.9%
Express Scripts, Inc. (a)                                            1,000              50,600
                                                                                   ------------

Telephone & Telegraph Apparatus - 1.2%
Adtran Inc. (a)                                                      1,100              36,520
Inet Technologies, Inc. (a)                                          2,600              12,922
Inter-Tel, Inc.                                                        900              22,599
                                                                                   ------------
                                                                                   ------------
                                                                                        72,041
                                                                                   ------------

Paragon Fund
Schedule of Investments
November 30, 2002 (Unaudited)

Common Stocks - 98.6%                                            Shares               Value

Telephone Communications (No Radiotelephone) - 3.6%
Alamosa Holdings, Inc. (a)                                          25,200              23,184
Allegiance Telecom, Inc. (a)                                        16,700              25,050
Commonwealth Telephone Enterprises, Inc. (a)                         1,000              38,360
ITXC Corp. (a)                                                       5,900              17,051
Sprint PCS Group (a)                                                13,700              78,912
Tele Centro Oeste Celular Participacoes                              4,200              16,170
Time Warner Telecom, Inc.  (a)                                       5,000              13,600
                                                                                   ------------
                                                                                   ------------
                                                                                       212,327
                                                                                   ------------

Television Broadcasting Stations - 0.3%
UnitedGlobalCom, Inc.  (a)                                           5,900              19,116
                                                                                   ------------

Wholesale - Computers & Peripheral Equipment & Software - 0.2%
Digital River, Inc. (a)                                              1,000              14,440
                                                                                   ------------

Wholesale - Professional & Commercial Equipment & Supplies - 0.4%
Fisher Scientific International, Inc. (a)                              800              23,968
                                                                                   ------------

TOTAL COMMON STOCKS (Cost $5,123,447)                                                5,756,525
                                                                                   ------------

Money Market Securities - 1.7%
Huntington Money Market Fund, Class A, x.xx%, (Cost $98,996) (b)    98,996              98,996
                                                                                   ------------

TOTAL INVESTMENTS (Cost $5,222,443) - 100.3%                                        $5,855,521
                                                                                   ------------

Liabilities in excess of cash and other assets - (0.3%)                                (17,238)
                                                                                   ------------

TOTAL NET ASSETS - 100.0%                                                           $5,838,283
                                                                                   ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Paragon Funds
Statement of Assets and Liabilities
November 30, 2002 (Unaudited)

                                                                            Paragon
                                                                        Dynamic Fortress           Paragon
                                                                              Fund                   Fund
                                                                      ---------------------    -----------------
Assets
Investments in securities, at value
          (cost $5,981,372 and $5,222,443, respectively)                         6,713,452            5,855,520
Interest receivable                                                                     88                  133
Dividends receivable                                                                 1,007                  361
Receivable for investments sold                                                  3,707,288            3,707,408
                                                                      ---------------------    -----------------
     Total assets                                                               10,421,835            9,563,422
                                                                      ---------------------    -----------------

Liabilities
Payable to broker                                                                       46                   48
Accrued advisory fees                                                               10,074                8,693
Other payables and accrued expenses                                                 23,581               16,318
Payable for investments purchased                                                3,700,200            3,700,080
                                                                      ---------------------    -----------------
     Total liabilities                                                           3,733,901            3,725,139
                                                                      ---------------------    -----------------

Net Assets                                                                       6,687,934            5,838,283
                                                                      =====================    =================

Net Assets consist of:
Paid in capital                                                                 10,963,719            9,198,443
Accumulated net investment income (loss)                                          (317,264)            (119,650)
Accumulated net realized gain (loss) on investments                             (4,690,601)          (3,873,587)
Net unrealized appreciation (depreciation) on investments                          732,080              633,077
                                                                      ---------------------    -----------------

Net Assets, for 966,861  and 879,879
    shares, respectively                                                       $ 6,687,934          $ 5,838,283
                                                                      =====================    =================

Net Asset Value,

Offering price and redemption price per share                                       $ 6.92               $ 6.64
                                                                      =====================    =================
    ($6,687,933 / 966,861 and $5,838,283 / 879,879, respectively)

See accompanying notes which are an integral part of the financial statements.

Paragon Funds
Statement of Operations
Six months ended November 30, 2002 (Unaudited)

                                                                            Paragon
                                                                       Dynamic Fortress            Paragon
                                                                             Fund                    Fund
                                                                      --------------------     -----------------
Investment Income
Dividend income                                                                  $ 32,640               $ 6,242
Interest income                                                                     4,738                 4,573
                                                                      --------------------     -----------------
  Total Income                                                                     37,378                10,815
                                                                      --------------------     -----------------

Expenses
Investment advisor fee                                                             70,258                57,085
Interest expense for short sales                                                       90                   168
Administration expenses                                                            12,474                12,531
Auditing expenses                                                                   9,800                 7,422
Custodian expenses                                                                 24,271                19,806
Fund accounting expenses                                                            9,021                 8,857
Insurance expenses                                                                  3,155                   979
Legal expenses                                                                      8,500                 5,014
Trustee expenses                                                                    1,519                   802
Pricing expenses                                                                    5,732                 5,457
Registration expenses                                                                 981                 1,590
Printing expenses                                                                       -                   768
Transfer agent expenses                                                             9,944                 8,423
Miscellaneous expenses                                                              2,983                 1,562
                                                                      --------------------     -----------------
                                                                      --------------------     -----------------
  Total Expenses                                                                  158,728               130,464
                                                                      --------------------     -----------------
                                                                      --------------------     -----------------
Net Investment Income (Loss)                                                     (121,350)             (119,649)
                                                                      --------------------     -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                              (2,526,158)           (2,644,410)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     1,073,523               902,402
                                                                      --------------------     -----------------
                                                                      --------------------     -----------------
Net realized and unrealized gain (loss) on investment securities               (1,452,635)           (1,742,008)
                                                                      --------------------     -----------------
                                                                      --------------------     -----------------
Net increase (decrease) in net assets resulting from operations              $ (1,573,985)         $ (1,861,657)
                                                                      ====================     =================

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Statement of Changes In Net Assets

                                                                        Period ended
                                                                        Nov. 30, 2002        Year ended
Increase (Decrease) in Net Assets                                        (Unaudited)        May 31,2002
                                                                       ----------------    ---------------
Operations
  Net investment income (loss)                                              $ (121,350)          $ 11,694
  Net realized gain (loss) on investment securities                         (2,526,158)        (1,679,549)
  Change in net unrealized appreciation (depreciation)                       1,073,523            294,315
                                                                       ----------------    ---------------
                                                                       ----------------
  Net increase (decrease) in net assets resulting from operations           (1,573,985)        (1,373,540)
                                                                       ----------------    ---------------
Distributions
  From net investment income                                                         -           (208,934)
  From net realized gain                                                             -           (317,677)
                                                                       ----------------    ---------------
                                                                       ----------------    ---------------
  Total distributions                                                                -           (526,611)
                                                                       ----------------    ---------------
Capital Share Transactions
  Proceeds from shares sold                                                    926,621          2,390,403
  Reinvestment of distributions                                                      -            526,611
  Amount paid for shares repurchased                                        (3,017,707)        (7,317,774)
                                                                       ----------------    ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                (2,091,086)        (4,400,760)
                                                                       ----------------    ---------------
                                                                       ----------------    ---------------
Total Increase (Decrease) in Net Assets                                     (3,665,071)        (6,300,911)
                                                                       ----------------    ---------------

Net Assets
  Beginning of period                                                       10,353,005         16,653,916
                                                                       ----------------    ---------------
  End of period [including accumulated net
    investment income (loss) of  $(121,804) and $0, respectively]          $ 6,687,934        $10,353,005
                                                                       ================    ===============

Capital Share Transactions
  Shares sold                                                                  143,095            275,188
  Shares issued in reinvestment of distributions                                     -             62,100
  Shares repurchased                                                          (454,987)          (817,626)
                                                                       ----------------    ---------------

  Net increase (decrease) from capital transactions                           (311,891)          (480,338)
                                                                       ================    ===============

See accompanying notes which are an integral part of the financial statements.

Paragon Fund
Statement of Changes In Net Assets

                                                                       Period ended
                                                                       Nov. 30,
2002 Period ended
Increase (Decrease) in Net Assets                                       (Unaudited)          May 31, 2002(a)
                                                                      ----------------      ---------------
Operations
  Net investment income (loss)                                             $ (119,649)          $ (142,123)
  Net realized gain (loss) on investment securities                        (2,644,410)          (1,229,177)
  Change in net unrealized appreciation (depreciation)                        902,402             (269,325)
                                                                      ----------------      ---------------
                                                                      ----------------      ---------------
  Net increase (decrease) in net assets resulting from operations          (1,861,657)          (1,640,625)
                                                                      ----------------      ---------------
Distributions
  From net investment income                                                        -                    -
  From net realized gain                                                            -                    -
                                                                      ----------------      ---------------
                                                                      ----------------      ---------------
  Total distributions                                                               -                    -
                                                                      ----------------      ---------------
Capital Share Transactions
  Proceeds from shares sold                                                   670,143           11,395,374
  Reinvestment of distributions                                                     -                    -
  Amount paid for shares repurchased                                       (1,293,750)          (1,431,202)
                                                                      ----------------      ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                 (623,607)           9,964,172
                                                                      ----------------      ---------------
                                                                      ----------------      ---------------
Total Increase (Decrease) in Net Assets                                    (2,485,264)           8,323,547
                                                                      ----------------      ---------------

Net Assets
  Beginning of period                                                       8,323,547                    -
                                                                      ----------------      ---------------
  End of period [including accumulated net
    investment income (loss) of  $(119,651) and $0, respectively]         $ 5,838,283          $ 8,323,547
                                                                      ================      ===============

Capital Share Transactions
  Shares sold                                                                 107,272            1,135,236
  Shares issued in reinvestment of distributions                                    -                    -
  Shares repurchased                                                         (209,580)            (153,049)
                                                                      ----------------      ---------------

  Net increase (decrease) from capital transactions                          (102,308)             982,187
                                                                      ================      ===============

(a) For the period December 20, 2001 (Commencement of Operations) through May 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Financial Highlights

                                                                            Period ended
                                                                            Nov.
                                                                             30,
                                                                             2002
                                                                             (c)
                                                                             Year
                                                                             ended
                                                                             Period
                                                                             ended
                                                                             (Unaudited)
                                                                             May
                                                                             31,2002
                                                                             May
                                                                             31,2001(d)
                                                                            ---------------     ---------------     ---------------

Selected Per Share Data
Net asset value, beginning of period                                                $ 8.10              $ 9.47             $ 10.00
                                                                            ---------------     ---------------     ---------------
Income from investment operations
  Net investment income (loss)                                                       (0.11)               0.01                0.35
  Net realized and unrealized gain (loss)                                            (1.07)              (0.95)              (0.67)
                                                                            ---------------
                                                                            ---------------     ---------------     ---------------
Total from investment operations                                                     (1.18)              (0.94)              (0.32)
                                                                            ---------------     ---------------     ---------------
Less Distributions to shareholders:
  From net investment income                                                          0.00               (0.17)              (0.21)
  From net realized gain                                                              0.00               (0.26)               0.00
                                                                            ---------------
                                                                            ---------------     ---------------     ---------------
Total distributions                                                                   0.00               (0.43)              (0.21)
                                                                            ---------------     ---------------     ---------------

Net asset value, end of period                                                      $ 6.92              $ 8.10              $ 9.47
                                                                            ===============     ===============     ===============

Total Return                                                                        (14.57)(b)          (10.12)%           (1.87)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 6,688            $ 10,353            $ 16,654
Ratio of expenses to average net assets before reimbursement
  excluding dividends and borrowing cost on securities sold short.                   4.40%               2.76%              2.25%(a)
Ratio of expenses to average net assets before reimbursement
   on expenses from dividends on securities sold short.                              0.00%               0.11%              0.05%(a)
Total ratio of expenses to average net assets before reimbursement                   4.40%               2.87%              2.30%(a)
Ratio of expenses to average net assets after reimbursement
  excluding dividends and borrowing cost on securities sold short.                   0.00%               2.74%              2.25%(a)
Ratio of expenses to average net assets after reimbursement
   on expenses from dividends on securities sold short.                              0.00%               0.11%              0.05%(a)
Total ratio of expenses to average net assets after reimbursement                    4.40%               2.85%              2.30%(a)
Ratio of net investment income to average net assets                                 (3.38)%             0.10%              3.45%(a)
Portfolio turnover rate                                                          2,871.95%            3210.11%             977.69%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period June 1, 2002 to November 30, 2002. (d) For the period June 8, 2000 (Commencement of Operations) through
     May 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Paragon Fund
Financial Highlights

                                                                            Period ended
                                                                            Nov.
                                                                             30,
                                                                             2002
                                                                             (c)
                                                                             Period
                                                                             ended
                                                                             (Unaudited)
                                                                             May
                                                                             31,2002
                                                                             (d)
                                                                           ----------------     ---------------

Selected Per Share Data
Net asset value, beginning of period                                                $ 8.47             $ 10.00
                                                                           ----------------     ---------------
Income from investment operations
  Net investment income (loss)                                                       (0.13)              (0.14)
  Net realized and unrealized gain (loss)                                            (1.70)              (1.39)
                                                                           ----------------     ---------------
                                                                           ----------------     ---------------
Total from investment operations                                                     (1.83)              (1.53)
                                                                           ----------------     ---------------
Less Distributions to shareholders:
  From net investment income                                                          0.00                0.00
  From net realized gain                                                              0.00                0.00
                                                                           ----------------     ---------------
                                                                           ----------------     ---------------
Total distributions                                                                   0.00                0.00
                                                                           ----------------     ---------------

Net asset value, end of period                                                      $ 6.64              $ 8.47
                                                                           ================     ===============

Total Return                                                                        (21.61)(b)        (15.30)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 5,838             $ 8,324
Ratio of expenses to average net assets                                              4.46% (a)         3.63% (a)
Ratio of net investment income to
   average net assets                                                                (4.09)(a)         (3.22)(a)
Portfolio turnover rate                                                          2,666.96%           2,684.23%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period June 1, 2002 to November 30, 2002. (d) For the period December 20, 2001 (Commencement of Operations) through
     May 31, 2002.

See accompanying notes which are an integral part of the financial statements.

                                  Paragon Funds
                          Notes to Financial Statements
                                November 30, 2002
                                    Unaudited


NOTE 1. ORGANIZATION

     The Paragon Dynamic Fortress Fund (the "Dynamic Fortress Fund") and the Paragon Fund (the "Paragon Fund") (each a "Fund" or collectively as the "Funds") were organized as non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and July 19, 2001, respectively, and commenced operations on June 8, 2000 and December 20, 2001, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of Funds currently authorized by the Board of Trustees. The investment objective of the Dynamic Fortress Fund is long-term growth of capital. The investment objective of the Paragon Fund is long-term growth of capital. The investment adviser to the Funds is Paragon Capital Management, Inc. (the "Adviser").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's Adviser, in conformity with guidelines adopted by the and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Short Sales - Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

                          Paragon Funds
                   Notes to Financial Statements
                   November 30, 2002 - continued
                          Unaudited

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital for the Paragon Fund.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Paragon Capital Management, Inc., serves as the Funds' Adviser. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

     Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of each Fund. For the period ended November 30, 2002, the Adviser earned a fee of $70,258 for the Dynamic Fortress Fund and for the period ended November 30, 2002, the Adviser earned a fee of $57,085 for the Paragon Fund.

     Each Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

     Unified received a monthly fee from each Fund equal to an annual rate of 0.10% of each Fund's average daily net assets up to $50 million, 0.075% of each Fund's average daily net assets from $50 million to $100 million, and 0.050% of each Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended November 30, 2002, Unified earned fees of $12,474 from the Dynamic Fortress Fund and $12,531 from the Paragon Fund for administrative services provided. A Trustee and the Officers of the Trust are members of management and/or employees of Unified.

                                  Paragon Funds
                          Notes to Financial Statements
                          November 30, 2002 - continued
                                    Unaudited


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Funds also retain Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Funds of $1.20 per shareholder (subject to a minimum monthly fee of $900 for each fund). For the period ended November 30, 2002, Unified earned fees of $9,944 and $8,423 for the Dynamic Fortress Fund and the Paragon Fund, respectively, for transfer agent services provided to the Funds. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period ended November 30, 2002, Unified earned fees of $9,021 and $8,857 for the Dynamic Fortress Fund and the Paragon Fund, respectively, for fund accounting services provided to the Funds.

     The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of their shares. There were no payments made to the distributor during the period ended November 30, 2002. Timothy L. Ashburn and Thomas G. Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

     David Allen Young, owner of the Adviser, is a registered representative for the brokerage firm, Delta Equities. The Funds execute portfolio transactions through Delta Equities. For the period ended November 30, 2002, Delta Equities received $146,297 in commissions from the Dynamic Fortress Fund. For the period ended November 30, 2002, Delta Equities received $224,860 in commissions from the Paragon Fund. These amounts include a rebate from Delta Equities in the amount of $40,000 per fund.

NOTE 4. INVESTMENTS

     Dynamic Fortress Fund. For the period ended November 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $219,029,805 and $221,348,042, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $811,895 and the gross unrealized depreciation for all securities totaled $79,815 for a net unrealized depreciation of $732,080.

     Paragon Fund. For the period ended November 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $160,656,142 and $161,271,183, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $816,188 and the gross unrealized depreciation for all securities totaled $183,111 for a net unrealized depreciation of $633,077.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                  Paragon Funds
                          Notes to Financial Statements
                          November 30, 2002 - continued
                                    Unaudited

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2002, Charles Schwab & Co. held 99.74% of the Dynamic Fortress Fund in an omnibus account for the benefit of others. As of November 30, 2002, Charles Schwab & Co. held 92.06% of the Paragon Fund in an omnibus account for the benefit of others.


NOTE 7. SUBSEQUENT EVENT

As of December 30, 2002, there were no shares outstanding of either fund.